Accrued income and contract assets - Schedule of contract assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [line Items]
Contract assets	€ 63,809	€ 48,791
Current contract assets	53,541	39,714
Non-current contract assets	10,268	9,077
Carrying amount [member]
Statement [line Items]
Contract assets	64,328	48,969
Current contract assets	54,060	39,892
Non-current contract assets	10,268	9,077
Expected credit losses [member]
Statement [line Items]
Contract assets	519	178
Current contract assets	€ 519	€ 178